PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report for the RIMCO Monument Funds for the six-month period ended October 31, 1996. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for the U.S. Treasury Money Market Fund, Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Equity Fund.

The following highlights summarize fund performance over the six-month period:

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

This is the most conservative RIMCO Monument fund, which is managed to help investors earn daily income on their ready cash. The fund's portfolio of U.S. Treasury money market securities paid a total of $0.02 per share in dividends over the reporting period. Total assets in the fund reached $150.4 million at the end of the period.*

RIMCO MONUMENT PRIME MONEY MARKET FUND

This fund helps investors earn daily income on their ready cash through a portfolio of high-quality money market securities. The fund's Class A Shares and Class B Shares both paid dividends totaling $0.02 per share. The fund ended the period with total assets of $324.4 million.*

RIMCO MONUMENT BOND FUND

For income-oriented investors, this fund offers a highly diversified approach to bond investing. At the end of the period, the fund's portfolio was diversified in corporate bonds (40.1%), government agency bonds (26.6%), U.S. Treasury notes and bonds (27.9%) and a repurchase agreement backed by U.S. Treasury obligations (4.5%). The fund paid dividends totaling $0.30 per share, while its net asset value rose from $9.47 on the first day of the period to $9.59 on the last day of the period. The dividends and net asset value increase resulted in a total return of 4.52% (-0.43% adjusted for the fund's sales charge).** Total assets in the fund stood at $32.1 million at the end of the period.

RIMCO MONUMENT STOCK FUND

During the period, this diversified portfolio of high quality stocks--which includes many household names like American Express, Black & Decker, Chrysler, Coca Cola, Disney, and Xerox--produced a total return of 6.76% (0.60% adjusted for the fund's sales charge).** This return was the result of a 6% increase in net asset value and $0.10 per share in dividend income. The fund ended the period with total net assets of $81.5 million.

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


   RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

   As the most aggressive fund in the RIMCO Monument family, it pursues a high level of long-term growth by investing in a portfolio of carefully selected stocks issued by small companies. While the fund's six-month total return was -3.19% (-8.76% adjusted for the fund's sales charge),** it is important to remember to keep your eye on the long-term. With stocks--especially small-company stocks, which offer the potential for strong long-term returns in exchange for periodic downturns--true performance is measured in years, not months. For example, the fund's total return since it began operation on February 27, 1995 through October 31, 1996--a period of 20 months--has been a very strong 22.64% (18.39% adjusted for the fund's sales charge).** As of October 31, 1996, the one-year total return based on offering price was 10.57%. Short-term downturns will occur, and this was one of those periods for the fund.+

   Thank you for selecting one or more of the RIMCO Monument Funds to pursue your financial goals. We look forward to keeping you informed about your progress.

   Sincerely,

   LOGO
   Edward C. Gonzales
   President
   December 15, 1996

   ** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   + Small cap stocks have historically experienced greater volatility than average.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND ("TREASURY FUND")

RIMCO MONUMENT PRIME MONEY MARKET FUND ("PRIME FUND")

For the past six months, and since the fiscal year ended April 30, 1996, short-term yields have vacillated within a 50 basis point trading range and are now at the bottom end of that trading range. Since April, the one-year Treasury bill has gone as high as 5.96% on July 8, 1996, when the fixed income market expected the Federal Reserve to raise short-term rates in anticipation of a strengthening economy. However, as the summer progressed, it was apparent that the economy was not strengthening, but rather was starting to slow down. The fixed income markets rallied as the slower-than-expected economic data continued to be reported. At the end of October 1996, the one-year Treasury bill yield was 5.40%, a 56 basis point drop from mid-summer. The three-month and six-month bills showed similar patterns. The three-month bill fell from its high of 5.36% in late summer to the current yield of 5.15%; the six-month bill fell from its high yield of 5.63% in July to its current yield of 5.27%.

The case for slow-to-moderate GDP growth, subdued inflation, and lower bond yields is apparent in several aspects of the economy. The slowdown in consumer spending was the major element in the third quarter's deceleration of GDP growth. Core inflation prices are well restrained, as the performance of non-food, non-energy prices is very encouraging, especially at the wholesale level. Additionally, the industrial sector and the housing market have demonstrated sluggishness, too. We expect jobs growth to remain moderately firm. Looking forward, we do not expect the Federal Reserve to increase interest rates over the next three to six months.

RIMCO MONUMENT BOND FUND ("BOND FUND")

In the six months since our last report (April 30, 1996 to October 31) longer-term interest rates have made a significant change in direction from the prior period. Thirty-year Treasury bonds had fallen to yields below 6% as of January 1st of 1996, only to shoot up to 6.9% in yield as of our fiscal year-end. During the current period, rates continued to increase, reaching the 7.2% level on thirty-year Treasury bonds in both June and July on similarly strong job growth and housing numbers and an unemployment rate approaching 5%. (Such low unemployment levels heralded higher inflation in past cycles.) But in recent months, slower payroll growth and housing starts, as well as sluggish retail sales, have suggested a moderation in economic growth. Treasury bond yields declined to 6.64%, as of October 31, and to 6.4% as of this writing (Nov.
26).

Last year at about this time we predicted that "most of our return over the next year will come from coupon income." As it turned out, all of our return has come from coupon income. Going forward, we do not expect to see significantly lower yields over the next six-month period. Given the premium over inflation that investors have required over the past several years, yields below current levels do not represent particularly good value to us. We are currently neutral regarding our outlook for the bond market. Again, we anticipate that most of our total return over the next six months will be from coupon interest, as opposed to price returns.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

RIMCO MONUMENT STOCK FUND ("STOCK FUND")

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND ("SMALL CAPITALIZATION FUND")

The RIMCO Monument Stock Fund continued its trend of providing solid returns to our shareholders. For the six-month period ended October 31, 1996, the Stock Fund generated a total return of 6.76% based on net asset value and a total return of .60% assuming the maximum 5.75% sales charge.*

The RIMCO Monument Small Capitalization Fund generated a total return of -3.19% based on net asset value and a total return of -8.76% assuming the maximum 5.75% sales charge.*

Our investment philosophy in managing both stock funds is to balance long-term valuation with the catalyst of short-term earnings growth. We employ our methodology which we call Value/Momentum by focusing on four key factors: (1) relative value; (2) earnings growth relative to the price-to-earnings multiple;
(3) earnings estimate revisions; and (4) relative price strength. For stocks scoring highly in this process, we focus on the fundamental changes that management is implementing within these companies to generate earnings growth. We then choose to invest in those companies where we have the most confidence in management.

Over the past six months we were able to invest in a broadly diversified group of stocks. Examples of core holdings in the Stock Fund that were propelled by superior earnings growth included: Oxford Healthcare up 39%; Conagra Inc. up 30%; and Safeway Inc. up 27%.

In the Small Capitalization Fund, the energy and finance sectors in particular benefited from accelerating earnings. This was offset in part by weakness in consumer cyclicals particularly retailing. Superior core investments included:
Sirrom Capital up 46%; Rowan Companies up 41%; and Silicon Gaming up 42%.

This past six-month period saw a refreshing slowdown in economic growth. We believe this to be temporary with renewed acceleration in the economy beginning in the fourth quarter. Moderate economic growth combined with low inflation is an environment where equity investments can flourish. Global changes have made competition more intense and have provided opportunities for companies with superior management to prosper. The surprise we have seen in the markets is that corporate profit growth has remained healthy and exceeded expectations. While we are encouraged going forward, we believe earnings growth trends should be moderate.

By seeking out companies whose stocks display both value and growth characteristics we try to provide shareholders with consistently superior returns. We believe that our disciplined focus on undervalued companies with solid earnings growth will continue to reward our shareholders in the future.

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
UNITED STATES TREASURY OBLIGATIONS--39.7%
----------------------------------------------------------------------------------
                 U.S. TREASURY BILLS--18.4%
                 -----------------------------------------------------------------
$28,000,000      11/14/1996-4/3/1997                                                 $ 27,679,286
                 -----------------------------------------------------------------
                 U.S. TREASURY NOTES--21.3%
                 -----------------------------------------------------------------
 32,000,000      4.375%-7.500%, 11/15/1996-4/30/1997                                   32,105,329
                 -----------------------------------------------------------------   ------------
                 TOTAL UNITED STATES TREASURY OBLIGATIONS                              59,784,615
                 -----------------------------------------------------------------   ------------
(A) REPURCHASE AGREEMENTS--60.3%
----------------------------------------------------------------------------------
 60,669,000      Dean Witter Reynolds, Inc., 5.49%, dated 10/31/1996, due
                 11/1/1996                                                             60,669,000
                 -----------------------------------------------------------------
 30,000,000      Donaldson, Lufkin and Jenrette Securities Corp., 5.52%, dated
                 10/31/1996, due 11/1/1996                                             30,000,000
                 -----------------------------------------------------------------   ------------
                 TOTAL REPURCHASE AGREEMENTS                                           90,669,000
                 -----------------------------------------------------------------   ------------
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                            $150,453,615
                 -----------------------------------------------------------------   ------------


(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($150,457,380) at
      October 31, 1996.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                 $90,669,000
------------------------------------------------------------------
Investments in securities                                             59,784,615
------------------------------------------------------------------   -----------
     Total investments in securities, at amortized cost and value                   $150,453,615
--------------------------------------------------------------------------------
Cash                                                                                         156
--------------------------------------------------------------------------------
Income receivable                                                                        481,181
--------------------------------------------------------------------------------
Deferred expenses                                                                          1,040
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    150,935,992
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                              443,331
------------------------------------------------------------------
Accrued expenses                                                          35,281
------------------------------------------------------------------   -----------
     Total liabilities                                                                   478,612
--------------------------------------------------------------------------------    ------------
NET ASSETS for 150,457,380 shares outstanding                                       $150,457,380
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
$150,457,380 / 150,457,380 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $3,221,742
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $304,159
----------------------------------------------------------------------
Administrative personnel and services fee                                  79,405
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   15,728
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     730
----------------------------------------------------------------------
Auditing fees                                                               7,562
----------------------------------------------------------------------
Legal fees                                                                  2,017
----------------------------------------------------------------------
Portfolio accounting fees                                                  20,869
----------------------------------------------------------------------
Share registration costs                                                    7,336
----------------------------------------------------------------------
Printing and postage                                                        6,554
----------------------------------------------------------------------
Insurance premiums                                                          2,823
----------------------------------------------------------------------
Miscellaneous                                                               4,670
----------------------------------------------------------------------   --------
     Total expenses                                                       451,853
----------------------------------------------------------------------
  Waiver of investment advisory fee                                       (85,139)
----------------------------------------------------------------------   --------
     Net expenses                                                                       366,714
---------------------------------------------------------------------------------    ----------
          Net investment income                                                      $2,855,028
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                              (UNAUDITED)          YEAR ENDED
                                                            OCTOBER 31, 1996     APRIL 30, 1996
                                                            ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                        $    2,855,028      $   5,002,721
---------------------------------------------------------   ----------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                         (2,855,028)        (5,002,721)
---------------------------------------------------------   ----------------     -------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                    153,671,562        436,204,901
---------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                   289,730            773,387
---------------------------------------------------------
Cost of shares redeemed                                        (110,607,554)      (410,963,751)
---------------------------------------------------------   ----------------     -------------
     Change in net assets resulting from share
       transactions                                              43,353,738         26,014,537
---------------------------------------------------------   ----------------     -------------
          Change in net assets                                   43,353,738         26,014,537
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                             107,103,642         81,089,105
---------------------------------------------------------   ----------------     -------------
End of period                                                $  150,457,380      $ 107,103,642
---------------------------------------------------------   ----------------     -------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                     (UNAUDITED)
                                     OCTOBER 31,                YEAR ENDED APRIL 30,
                                     -----------   -----------------------------------------------
                                        1996        1996      1995      1994      1993     1992(A)
                                     -----------   ------    ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------
  Net investment income                   0.02       0.05      0.04      0.03      0.03      0.02
------------------------------------  --------     ------    ------    ------    ------    -------
LESS DISTRIBUTIONS
------------------------------------
  Distributions from net investment
  income                                 (0.02)     (0.05)    (0.04)    (0.03)    (0.03)    (0.02)
------------------------------------  --------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD         $  1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
------------------------------------  --------     ------    ------    ------    ------    ------
TOTAL RETURN (B)                          2.39%      5.28%     4.39%     2.64%     2.92%     2.37%
------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------
  Expenses                                0.60%(c)   0.60%     0.60%     0.56%     0.52%     0.41%(c)
------------------------------------
  Net investment income                   4.69%(c)   5.17%     4.33%     2.61%     2.86%     4.08%(c)
------------------------------------
  Expense waiver/reimbursement (d)        0.14%(c)   0.18%     0.20%     0.16%     0.29%     0.42%(c)
------------------------------------
SUPPLEMENTAL DATA
------------------------------------
  Net assets, end of period (000
  omitted)                              $150,457   $107,104   $81,089   $106,948  $86,875   $51,039
------------------------------------


(a) Reflects operations for the period from October 8, 1991 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
(A)COMMERCIAL PAPER--3.0%
-----------------------------------------------------------------------------------
                   ELECTRONIC TECHNOLOGY--1.5%
                   ----------------------------------------------------------------
$ 5,000,000        International Business Machines Corp., 5.287%, 12/2/1996           $  4,977,352
                   ----------------------------------------------------------------   ------------
                   FINANCE--RETAIL--1.5%
                   ----------------------------------------------------------------
  5,000,000        Sears Roebuck Acceptance Corp., 5.392%, 1/23/1997                     4,938,672
                   ----------------------------------------------------------------   ------------
                   TOTAL COMMERCIAL PAPER                                                9,916,024
                   ----------------------------------------------------------------   ------------
CORPORATE BONDS--64.2%
-----------------------------------------------------------------------------------
                   BANKING--21.5%
                   ----------------------------------------------------------------
  5,000,000        American Express Centurion Bank, DE, 5.353%, 11/14/1996               5,000,000
                   ----------------------------------------------------------------
 10,000,000        Bank of America Illinois, 5.37%, 11/27/1996                          10,000,000
                   ----------------------------------------------------------------
  5,000,000        Bank of New York, 5.63%, 3/3/1997                                     4,997,902
                   ----------------------------------------------------------------
  2,550,000        BankAmerica Corp., 7.50%, 3/15/1997                                   2,566,936
                   ----------------------------------------------------------------
 10,000,000        Bank One, Milwaukee, WI, N.A., 5.34%, 11/1/1996                       9,999,489
                   ----------------------------------------------------------------
  5,000,000        Bank of Boston Corp., 5.615%, 12/17/1996                              4,999,206
                   ----------------------------------------------------------------
  5,000,000        Boatmen's Credit Card Bank, 5.42%, 11/5/1996                          5,000,000
                   ----------------------------------------------------------------
 10,000,000        Colorado National Bank, 5.357%, 11/20/1996                            9,999,713
                   ----------------------------------------------------------------
    200,000        Deutsche Bank Financial, Inc., 8.80%, 1/15/1997                         201,286
                   ----------------------------------------------------------------
  2,000,000        NBD Bank, Michigan, 4.60%, 2/3/1997                                   1,994,940
                   ----------------------------------------------------------------
  5,000,000        SouthTrust Bank of Georgia, Atlanta, 5.315%, 11/22/1996               4,998,921
                   ----------------------------------------------------------------
 10,000,000        Southtrust Bank, North Carolina, 5.383%, 11/15/1996                  10,000,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                69,758,393
                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--0.3%
                   ----------------------------------------------------------------
    825,000        Philip Morris Cos., Inc., 8.75%, 12/1/1996                              827,243
                   ----------------------------------------------------------------   ------------
                   FINANCE--22.2%
                   ----------------------------------------------------------------
    200,000        American Express Credit Corp., 7.875%, 12/1/1996                        200,366
                   ----------------------------------------------------------------
  6,165,000        American General Finance Corp., 5.80%, 4/1/1997                       6,164,904
                   ----------------------------------------------------------------
  4,650,000        Associates Corp. of North America, 6.71%-9.70%,
                   1/1/1997-8/11/1997                                                    4,705,602
                   ----------------------------------------------------------------


RIMCO MONUMENT PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
$ 2,000,000        Avco Financial Services, Inc., 7.50%, 11/15/1996                   $  2,001,580
                   ----------------------------------------------------------------
    775,000        Beneficial Corp., 5.97%, 9/15/1997                                      774,811
                   ----------------------------------------------------------------
 10,000,000        Beneficial Corp., 5.50%, 11/1/1996                                   10,003,478
                   ----------------------------------------------------------------
 10,000,000        CIESCO, Inc., 5.313%, 11/19/1996                                      9,999,063
                   ----------------------------------------------------------------
    200,000        Citicorp, 8.25%, 2/13/1997                                              201,320
                   ----------------------------------------------------------------
  4,000,000        First Chicago Corp., 7.65%, 2/14/1997                                 4,021,505
                   ----------------------------------------------------------------
  3,000,000        Fleet Mortgage Group, Inc., 6.125%, 8/15/1997                         3,003,400
                   ----------------------------------------------------------------
  2,100,000        Household Finance Corp., 7.625%-7.75%, 12/15/1996-6/15/1997           2,112,625
                   ----------------------------------------------------------------
  8,000,000        Manufacturers Hanover Trust, 5.50%, 11/29/1996                        8,000,000
                   ----------------------------------------------------------------
  3,000,000        NCNB Corp., 8.50%, 11/1/1996                                          3,000,000
                   ----------------------------------------------------------------
  3,640,000        Norwest Financial, Inc., 6.25%, 2/15/1997                             3,644,119
                   ----------------------------------------------------------------
  5,000,000        PHH Corp., 5.345%, 11/8/1996                                          4,998,132
                   ----------------------------------------------------------------
  4,230,000        Security Pacific Corporation, 7.75%, 12/1/1996                        4,236,543
                   ----------------------------------------------------------------
  5,000,000        Shawmut National Corp., 8.125%, 2/1/1997                              5,025,747
                   ----------------------------------------------------------------   ------------
                   Total                                                                72,093,195
                   ----------------------------------------------------------------   ------------
                   FINANCE--AUTOMOTIVE--7.8%
                   ----------------------------------------------------------------
  6,000,000        Chrysler Financial Corp., 6.23%-7.63%, 2/24/1997-8/7/1997             6,028,812
                   ----------------------------------------------------------------
 10,950,000        Ford Motor Credit Corp., 5.61%-9.30%, 11/5/1996-8/15/1997            11,004,657
                   ----------------------------------------------------------------
  8,450,000        General Motors Acceptance Corp., 6.30%-8.375%,
                   12/10/1996-6/9/1997                                                   8,481,083
                   ----------------------------------------------------------------   ------------
                   Total                                                                25,514,552
                   ----------------------------------------------------------------   ------------
                   FINANCE--EQUIPMENT--4.7%
                   ----------------------------------------------------------------
  2,000,000        Deere (John) Capital Corp., 7.20%-7.47%, 4/14/1997-5/15/1997          2,015,110
                   ----------------------------------------------------------------
  5,650,000        General Electric Capital Corp., 4.70%-8.55%,
                   11/19/1996-1/31/1997                                                  5,659,247
                   ----------------------------------------------------------------
  7,600,000        International Lease Finance Corp., 5.50%-6.75%,
                   4/1/1997-8/1/1997                                                     7,611,145
                   ----------------------------------------------------------------   ------------
                   Total                                                                15,285,502
                   ----------------------------------------------------------------   ------------



RIMCO MONUMENT PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--INSURANCE--3.1%
                   ----------------------------------------------------------------
$10,000,000        Allstate Life Insurance Co., GIC, 5.57%, 11/1/1996                 $ 10,000,000
                   ----------------------------------------------------------------   ------------
                   FINANCE--RETAIL--2.5%
                   ----------------------------------------------------------------
  1,000,000        Commercial Credit Co., 6.75%, 1/15/1997                               1,002,011
                   ----------------------------------------------------------------
  7,000,000        Sears, Roebuck & Co., 5.25%-9.25%, 2/24/1997-8/1/1997                 7,036,702
                   ----------------------------------------------------------------   ------------
                   Total                                                                 8,038,713
                   ----------------------------------------------------------------   ------------
                   FOOD & BEVERAGE--0.2%
                   ----------------------------------------------------------------
    600,000        PepsiCo, Inc., 5.00%, 2/24/1997                                         598,593
                   ----------------------------------------------------------------   ------------
                   HEALTH TECHNOLOGY--1.7%
                   ----------------------------------------------------------------
  5,550,000        American Home Products Corp., 6.875%, 4/15/1997                       5,576,352
                   ----------------------------------------------------------------   ------------
                   INDUSTRIAL SERVICES--0.2%
                   ----------------------------------------------------------------
    500,000        WMX Technologies, Inc., 6.375%, 7/1/1997                                501,817
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS                                               208,194,360
                   ----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--28.0%
-----------------------------------------------------------------------------------
               (B) FEDERAL FARM CREDIT BANK--3.1%
                   ----------------------------------------------------------------
 10,000,000        5.41%, 6/19/1997                                                     10,000,000
                   ----------------------------------------------------------------   ------------
               (B) FEDERAL HOME LOAN BANK--9.1%
                   ----------------------------------------------------------------
 29,500,000        5.33%-5.75%, 11/14/1996-11/19/1997                                   29,500,000
                   ----------------------------------------------------------------   ------------
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.2%
                   ----------------------------------------------------------------
    500,000        7.75%, 1/27/1997                                                        502,449
                   ----------------------------------------------------------------   ------------
               (B) STUDENT LOAN MARKETING ASSOCIATION--15.6%
                   ----------------------------------------------------------------
 50,745,000        5.35%-5.605%, 11/5/1996                                              50,712,261
                   ----------------------------------------------------------------   ------------
                   TOTAL GOVERNMENT AGENCIES                                            90,714,710
                   ----------------------------------------------------------------   ------------
UNITED STATES TREASURY OBLIGATION--0.2%
-----------------------------------------------------------------------------------
                   U.S. TREASURY BILL
                   ----------------------------------------------------------------
    506,000        5.20%, 12/5/1996                                                        503,544
                   ----------------------------------------------------------------   ------------



RIMCO MONUMENT PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
(C) REPURCHASE AGREEMENT--5.7%
-----------------------------------------------------------------------------------
$18,536,000        Dean Witter Reynolds, Inc., 5.49%, dated 10/31/1996, due
                   11/1/1996                                                          $ 18,536,000
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                           $327,864,638
                   ----------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at the time of purchase for the discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($324,457,323) at October 31, 1996.

The following acronym is used throughout this portfolio:

GIC--Guaranteed Investment Contract

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $327,864,638
----------------------------------------------------------------------------
Cash                                                                                    222,998
----------------------------------------------------------------------------
Income receivable                                                                     3,329,406
----------------------------------------------------------------------------       ------------
     Total assets                                                                   331,417,042
----------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------
Payable for investments purchased                                 $5,508,618
--------------------------------------------------------------
Income distribution payable                                        1,408,107
--------------------------------------------------------------
Accrued expenses                                                      42,994
--------------------------------------------------------------    ----------
     Total liabilities                                                                6,959,719
----------------------------------------------------------------------------       ------------
NET ASSETS for 324,746,714 shares outstanding                                      $324,457,323
----------------------------------------------------------------------------       ------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------
Paid in capital                                                                    $324,748,370
----------------------------------------------------------------------------
Undistributed net investment income                                                     580,044
----------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (871,091)
----------------------------------------------------------------------------       ------------
     Total Net Assets                                                              $324,457,323
----------------------------------------------------------------------------       ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
----------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------
$318,257,054 / 318,546,461 shares outstanding                                             $1.00
----------------------------------------------------------------------------       ------------
Class B Shares:
----------------------------------------------------------------------------
$6,200,269 / 6,200,253 shares outstanding                                                 $1.00
----------------------------------------------------------------------------       ------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------
Interest                                                                              $9,620,351
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                 $  878,670
---------------------------------------------------------------------
Administrative personnel and services fee                                  229,293
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    25,141
---------------------------------------------------------------------
Directors'/Trustees' fees                                                    1,333
---------------------------------------------------------------------
Auditing fees                                                                7,171
---------------------------------------------------------------------
Legal fees                                                                   1,345
---------------------------------------------------------------------
Portfolio accounting fees                                                   41,243
---------------------------------------------------------------------
Distribution services fee--Class B Shares                                   11,909
---------------------------------------------------------------------
Share registration costs                                                    15,266
---------------------------------------------------------------------
Printing and postage                                                         4,896
---------------------------------------------------------------------
Insurance premiums                                                           4,448
---------------------------------------------------------------------
Miscellaneous                                                                2,650
---------------------------------------------------------------------   ----------
     Total expenses                                                      1,223,365
---------------------------------------------------------------------
  Waiver of investment advisory fee                                       (310,742)
---------------------------------------------------------------------   ----------
     Net expenses                                                                        912,623
----------------------------------------------------------------------------------    ----------
          Net investment income                                                        8,707,728
----------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------
Net realized gain on investments                                                           2,020
----------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                              $8,709,748
----------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                             (UNAUDITED)          YEAR ENDED
                                                           OCTOBER 31, 1996     APRIL 30, 1996
                                                           ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------
OPERATIONS--
-------------------------------------------------------
Net investment income                                       $    8,707,728      $  17,291,722
-------------------------------------------------------
Net realized gain on investments ($2,020 and $60,388
net gains, as computed for federal tax purposes)                     2,020             49,887
-------------------------------------------------------    ----------------     -------------
     Change in net assets resulting from operations              8,709,748         17,341,609
-------------------------------------------------------    ----------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------
Class A Shares                                                  (8,602,505)       (17,475,829)
-------------------------------------------------------
Class B Shares                                                    (108,299)               (83)
-------------------------------------------------------    ----------------     -------------
     Change in net assets resulting from distributions
     to shareholders                                            (8,710,804)       (17,475,912)
-------------------------------------------------------    ----------------     -------------
SHARE TRANSACTIONS--
-------------------------------------------------------
Proceeds from sale of shares                                   535,340,190        993,944,410
-------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                2,425,940          3,827,513
-------------------------------------------------------
Cost of shares redeemed                                       (581,060,224)      (913,943,749)
-------------------------------------------------------    ----------------     -------------
     Change in net assets resulting from share
     transactions                                              (43,294,094)        83,828,174
-------------------------------------------------------    ----------------     -------------
          Change in net assets                                 (43,295,150)        83,693,871
-------------------------------------------------------
NET ASSETS:
-------------------------------------------------------
Beginning of period                                            367,752,473        284,058,602
-------------------------------------------------------    ----------------     -------------
End of period (including undistributed net investment
income of $580,044 and $583,120, respectively)              $  324,457,323      $ 367,752,473
-------------------------------------------------------    ----------------     -------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED
                                   (UNAUDITED)
                                   OCTOBER 31,                      YEAR ENDED APRIL 30,
                                   -----------    --------------------------------------------------------
                                      1996         1996        1995         1994        1993       1992(A)
                                   -----------    ------      ------       ------      ------      -------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
  Net investment income                 0.02        0.05        0.047        0.03        0.04        0.03
----------------------------------
  Net realized loss on investments        --          --       (0.003)         --          --          --
----------------------------------    ------      ------      ------       ------      ------      -------
  Total from investment operations      0.02        0.05        0.044        0.03        0.04        0.03
----------------------------------
LESS DISTRIBUTIONS
----------------------------------
  Distributions from net
  investment income                    (0.02)      (0.05)      (0.047)      (0.03)      (0.04)      (0.03)
----------------------------------
CAPITAL CONTRIBUTION                      --          --        0.003          --          --          --
----------------------------------    ------      ------      ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD        $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
----------------------------------    ------      ------      ------       ------      ------      ------
TOTAL RETURN (B)                        2.50%       5.50%       4.84%(c)     3.08%       3.55%       2.90%
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
  Expenses                              0.51%(d)    0.51%       0.44%        0.43%       0.41%       0.27%(d)
----------------------------------
  Net investment income                 4.96%(d)    5.26%       4.72%        3.02%       3.46%       4.56%(d)
----------------------------------
  Expense waiver/reimbursement (e)      0.18%(d)    0.19%       0.24%        0.28%       0.31%       0.47%(d)
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
  Net assets, end of period (000
  omitted)                          $318,257      $367,742    $284,059     $334,765    $277,267    $111,329
----------------------------------


(a) Reflects operations for the period from September 17, 1991 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Total return would have remained at 4.84% absent the capital contribution by Riggs National Corp.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         SIX MONTHS
                                                           ENDED
                                                        (UNAUDITED)           YEAR ENDED
                                                      OCTOBER 31, 1996     APRIL 30, 1996(A)
                                                      ----------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 1.00               $  1.00
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
  Net investment income                                      0.02                  0.02
---------------------------------------------------   -----------           -----------
LESS DISTRIBUTIONS
---------------------------------------------------
  Distributions from net investment income                  (0.02)                (0.02)
---------------------------------------------------   -----------           -----------
NET ASSET VALUE, END OF PERIOD                             $ 1.00               $  1.00
---------------------------------------------------   -----------           -----------
TOTAL RETURN (B)                                             2.25%                 0.74%
---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
  Expenses                                                   1.03%(c)              1.07%(c)
---------------------------------------------------
  Net investment income                                      4.56%(c)              4.58%(c)
---------------------------------------------------
  Expense waiver/reimbursement (d)                           0.18%(c)              0.19%(c)
---------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------
  Net assets, end of period (000 omitted)                       $6,200                   $10
---------------------------------------------------


(a) Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT BOND FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
CORPORATE BONDS--40.1%
------------------------------------------------------------------------------------
                  BANKING--2.2%
                  ------------------------------------------------------------------
$  645,000        BankAmerica Corp., 9.70%, 8/1/2000                                   $   714,950
                  ------------------------------------------------------------------   -----------
                  FINANCE--27.5%
                  ------------------------------------------------------------------
   480,000        Associates Corp. of North America, 7.875%, 9/30/2001                     507,168
                  ------------------------------------------------------------------
   490,000        Associates Corp. of North America, 8.80%, 8/1/1998                       512,550
                  ------------------------------------------------------------------
 2,250,000        Bear Stearns Mortgage Securities, Inc., REMIC, 7.75%, 6/25/2027        2,280,938
                  ------------------------------------------------------------------
   340,897        Countrywide Funding Corp., PAC, REMIC, 6.75%, 3/25/2024                  319,614
                  ------------------------------------------------------------------
 1,825,000        Ford Capital BV, 9.375%, 1/1/1998                                      1,897,161
                  ------------------------------------------------------------------
   360,000        GE Global Insurance, 7.00%, 2/15/2026                                    348,311
                  ------------------------------------------------------------------
   880,000        General Electric Financial Services, Inc., 8.75%, 5/21/2007            1,004,159
                  ------------------------------------------------------------------
   930,000        Transamerica Finance Corp., 8.75%, 10/1/1999                             990,162
                  ------------------------------------------------------------------
   930,000        Travelers Group, Inc., 7.75%, 6/15/1999                                  964,150
                  ------------------------------------------------------------------   -----------
                  Total                                                                  8,824,213
                  ------------------------------------------------------------------   -----------
                  INDUSTRIAL SERVICES--7.1%
                  ------------------------------------------------------------------
   440,000        Lucent Technologies, Inc., 7.25%, 7/15/2006                              453,389
                  ------------------------------------------------------------------
   500,000        Rohm & Haas Co., 9.50%, 4/1/2021                                         562,750
                  ------------------------------------------------------------------
   230,000        Union Camp Corp., 9.25%, 8/15/2021                                       255,236
                  ------------------------------------------------------------------
   950,000        WMX Technologies, Inc., 7.10%, 8/1/2026                                  981,834
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,253,209
                  ------------------------------------------------------------------   -----------
                  TELECOMMUNICATIONS--3.3%
                  ------------------------------------------------------------------
 1,000,000        AT&T Corp., 7.75%, 3/1/2007                                            1,067,680
                  ------------------------------------------------------------------   -----------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $12,609,924)                   12,860,052
                  ------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--26.6%
------------------------------------------------------------------------------------
                  FEDERAL FARM CREDIT BANK--2.1%
                  ------------------------------------------------------------------
   575,000        9.20%, 8/22/2005                                                         672,365
                  ------------------------------------------------------------------   -----------


RIMCO MONUMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--CONTINUED
------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN BANK--1.8%
                  ------------------------------------------------------------------
$  590,000        6.70%, 4/23/2001                                                     $   594,738
                  ------------------------------------------------------------------   -----------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--15.0%
                  ------------------------------------------------------------------
 1,140,000        5.00%, 10/15/2007                                                      1,012,103
                  ------------------------------------------------------------------
 1,380,000        6.00%, 4/15/2023                                                       1,305,701
                  ------------------------------------------------------------------
   620,000        6.79%, 5/24/2001                                                         626,572
                  ------------------------------------------------------------------
 1,020,000        REMIC, 5.85%, 2/15/2008                                                  979,220
                  ------------------------------------------------------------------
   400,000        REMIC, 7.00%, 10/15/2023                                                 398,220
                  ------------------------------------------------------------------
   502,712        REMIC, 7.00%, 5/1/2026                                                   494,538
                  ------------------------------------------------------------------   -----------
                  Total                                                                  4,816,354
                  ------------------------------------------------------------------   -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.7%
                  ------------------------------------------------------------------
 1,000,000        8.50%, 2/1/2005                                                        1,056,380
                  ------------------------------------------------------------------
   949,567        REMIC, 9.50%, 6/25/2018                                                1,015,685
                  ------------------------------------------------------------------
   372,053        REMIC, 9.50%, 7/25/2019                                                  397,699
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,469,764
                  ------------------------------------------------------------------   -----------
                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,543,285)                 8,553,221
                  ------------------------------------------------------------------   -----------
U.S. TREASURY--27.9%
------------------------------------------------------------------------------------
                  U.S. TREASURY BONDS--16.9%
                  ------------------------------------------------------------------
 1,935,000        6.25%, 8/15/2023                                                       1,818,203
                  ------------------------------------------------------------------
 1,670,000        6.75%, 8/15/2026                                                       1,690,307
                  ------------------------------------------------------------------
 1,410,000        12.00%, 5/15/2005                                                      1,930,530
                  ------------------------------------------------------------------   -----------
                  Total                                                                  5,439,040
                  ------------------------------------------------------------------   -----------
                  U.S. TREASURY NOTES--11.0%
                  ------------------------------------------------------------------
   290,000        6.25%, 4/30/2001                                                         292,137
                  ------------------------------------------------------------------
   705,000        6.25%, 7/31/1998                                                         711,514
                  ------------------------------------------------------------------



RIMCO MONUMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
U.S. TREASURY--CONTINUED
------------------------------------------------------------------------------------
                  U.S. TREASURY NOTES--CONTINUED
                  ------------------------------------------------------------------
$1,920,000        6.75%, 4/30/2000                                                     $ 1,966,445
                  ------------------------------------------------------------------
   525,000        9.125%, 5/15/1999                                                        565,089
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,535,185
                  ------------------------------------------------------------------   -----------
                  TOTAL U.S. TREASURY (IDENTIFIED COST $8,813,114)                       8,974,225
                  ------------------------------------------------------------------   -----------
(A) REPURCHASE AGREEMENT--4.5%
------------------------------------------------------------------------------------
 1,429,000        Dean Witter Reynolds, Inc., 5.49%, dated 10/31/1996, due 11/1/1996
                  (AT AMORTIZED COST)                                                    1,429,000
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $31,395,323)(B)                   $31,816,498
                  ------------------------------------------------------------------   -----------


(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $31,395,323. The net unrealized appreciation of investments on a federal tax basis amounts to $421,175 which is comprised of $603,041 appreciation and $181,866 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($32,100,458) at October 31, 1996.

The following acronyms are used throughout this portfolio:

PAC    -- Planned Amortization Class
REMIC  -- Real Estate Mortgage Investment Conduit


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $31,395,323)     $31,816,498
--------------------------------------------------------------------------------
Cash                                                                                      1,624
--------------------------------------------------------------------------------
Income receivable                                                                       474,726
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    32,292,848
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                             $170,097
---------------------------------------------------------------------
Accrued expenses                                                          22,293
---------------------------------------------------------------------   --------
     Total liabilities                                                                  192,390
--------------------------------------------------------------------------------    -----------
NET ASSETS for 3,347,389 shares outstanding                                         $32,100,458
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $35,243,909
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              421,175
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (3,564,626)
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $32,100,458
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE and Redemption Proceeds Per Share
($32,100,458 / 3,347,389 shares outstanding)                                              $9.59
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.25 of $9.59)*                                           $10.07
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $1,320,848
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $138,988
----------------------------------------------------------------------
Administrative personnel and services fee                                  26,677
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   20,126
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     596
----------------------------------------------------------------------
Auditing fees                                                               7,480
----------------------------------------------------------------------
Legal fees                                                                  1,764
----------------------------------------------------------------------
Portfolio accounting fees                                                  26,908
----------------------------------------------------------------------
Share registration costs                                                    6,953
----------------------------------------------------------------------
Printing and postage                                                        6,027
----------------------------------------------------------------------
Insurance premiums                                                          2,457
----------------------------------------------------------------------
Miscellaneous                                                               7,418
----------------------------------------------------------------------   --------
     Total expenses                                                       245,394
----------------------------------------------------------------------
  Waiver of investment advisory fee                                       (74,127)
----------------------------------------------------------------------   --------
     Net expenses                                                                       171,267
---------------------------------------------------------------------------------    ----------
          Net investment income                                                       1,149,581
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized loss on investments                                                       (443,878)
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                    633,999
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                    190,121
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $1,339,702
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                             (UNAUDITED)          YEAR ENDED
                                                           OCTOBER 31, 1996     APRIL 30, 1996
                                                           ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                        $  1,149,581        $  2,972,860
--------------------------------------------------------
Net realized gain (loss) on investments ($443,878 net
loss and $695,702 net gain, respectively, as computed
for federal tax purposes)                                        (443,878)          1,109,602
--------------------------------------------------------
Net change in unrealized appreciation (depreciation)              633,999            (693,650)
--------------------------------------------------------   --------------       -------------
     Change in net assets resulting from operations             1,339,702           3,388,812
--------------------------------------------------------   --------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income                       (1,149,581)         (2,998,654)
--------------------------------------------------------   --------------       -------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                    2,724,558          11,038,098
--------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                 158,552             509,532
--------------------------------------------------------
Cost of shares redeemed                                       (21,891,333)         (7,839,532)
--------------------------------------------------------   --------------       -------------
     Change in net assets resulting from share
       transactions                                           (19,008,223)          3,708,098
--------------------------------------------------------   --------------       -------------
          Change in net assets                                (18,818,102)          4,098,256
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                            50,918,560          46,820,304
--------------------------------------------------------   --------------       -------------
End of period                                                $ 32,100,458        $ 50,918,560
--------------------------------------------------------   --------------       -------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS
                                                    ENDED
                                                 (UNAUDITED)
                                                 OCTOBER 31,              YEAR ENDED APRIL 30,
                                                 -----------    ----------------------------------------
                                                    1996         1996       1995       1994      1993(A)
                                                 -----------    ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.47      $ 9.35     $ 9.46     $10.40     $10.00
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
  Net investment income                               0.30        0.59       0.56       0.53       0.60
------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                         0.12        0.12      (0.11)     (0.38)      0.66
------------------------------------------------  --------      ------     ------     ------     -------
  Total from investment operations                    0.42        0.71       0.45       0.15       1.26
LESS DISTRIBUTIONS
------------------------------------------------
  Distributions from net investment income           (0.30)      (0.59)     (0.56)     (0.53)     (0.60)
------------------------------------------------
  Distributions from net realized gains                 --          --         --      (0.56)     (0.26)
------------------------------------------------  --------      ------     ------     ------     ------
  Total distributions                                (0.30)      (0.59)     (0.56)     (1.09)     (0.86)
------------------------------------------------  --------      ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                     $  9.59      $ 9.47     $ 9.35     $ 9.46     $10.40
------------------------------------------------  --------      ------     ------     ------     ------
TOTAL RETURN (B)                                      4.52%       7.60%      5.01%      1.10%     12.93%
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
  Expenses                                            0.92%(c)    0.80%      0.80%      0.68%      0.50%(c)
------------------------------------------------
  Net investment income                               6.20%(c)    6.04%      6.06%      5.15%      5.95%(c)
------------------------------------------------
  Expense waiver/reimbursement (d)                    0.40%(c)    0.40%      0.40%      0.48%      0.65%(c)
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
  Net assets, end of period (000 omitted)            $32,100    $50,919    $46,820    $47,552    $44,668
------------------------------------------------
  Portfolio turnover                                    83%        128%       262%       344%       371%
------------------------------------------------


(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT STOCK FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                                                                   VALUE
---------        -------------------------------------------------------------------   -----------
COMMON STOCKS--96.0%
------------------------------------------------------------------------------------
                 BASIC MATERIALS--3.3%
                 -------------------------------------------------------------------
   37,050        Olin Corp.                                                            $ 1,574,625
                 -------------------------------------------------------------------
   15,905        Potash Corporation of Saskatchewan, Inc.                                1,127,267
                 -------------------------------------------------------------------   -----------
                 Total                                                                   2,701,892
                 -------------------------------------------------------------------   -----------
                 CAPITAL GOODS--7.9%
                 -------------------------------------------------------------------
   13,400        Alco Standard Corp.                                                       621,425
                 -------------------------------------------------------------------
   31,335        Ingersoll-Rand Co.                                                      1,304,319
                 -------------------------------------------------------------------
   17,460        Rockwell International Corp.                                              960,300
                 -------------------------------------------------------------------
   16,975        Textron, Inc.                                                           1,506,531
                 -------------------------------------------------------------------
   15,820        United Technologies Corp.                                               2,036,825
                 -------------------------------------------------------------------   -----------
                 Total                                                                   6,429,400
                 -------------------------------------------------------------------   -----------
                 CONSUMER CYCLICAL--10.1%
                 -------------------------------------------------------------------
   14,765    (a) AMR Corp.                                                               1,240,260
                 -------------------------------------------------------------------
   28,275        Black & Decker Corp.                                                    1,056,778
                 -------------------------------------------------------------------
   63,660        Chrysler Corp.                                                          2,140,567
                 -------------------------------------------------------------------
   29,750        Gap (The), Inc.                                                           862,750
                 -------------------------------------------------------------------
   33,080    (a) Revco D.S., Inc.                                                          996,535
                 -------------------------------------------------------------------
   40,340        Sears Roebuck & Co.                                                     1,951,447
                 -------------------------------------------------------------------   -----------
                 Total                                                                   8,248,337
                 -------------------------------------------------------------------   -----------
                 CONSUMER SERVICES--4.7%
                 -------------------------------------------------------------------
   36,955        Deluxe Corp.                                                            1,205,657
                 -------------------------------------------------------------------
   16,230        Tribune Co.                                                             1,326,802
                 -------------------------------------------------------------------
   61,220        Wendy's International, Inc.                                             1,262,663
                 -------------------------------------------------------------------   -----------
                 Total                                                                   3,795,122
                 -------------------------------------------------------------------   -----------
                 CONSUMER STAPLES--15.6%
                 -------------------------------------------------------------------
   53,730        American Stores Co.                                                     2,223,079
                 -------------------------------------------------------------------



RIMCO MONUMENT STOCK FUND
--------------------------------------------------------------------------------

 SHARES                                                                                   VALUE
---------        -------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                 CONSUMER STAPLES--CONTINUED
                 -------------------------------------------------------------------
   25,345        Coca Cola Co.                                                         $ 1,279,922
                 -------------------------------------------------------------------
   40,520        ConAgra, Inc.                                                           2,020,935
                 -------------------------------------------------------------------
   16,295        Kimberly Clark Corp.                                                    1,519,509
                 -------------------------------------------------------------------
   17,175        Philip Morris Cos., Inc.                                                1,590,834
                 -------------------------------------------------------------------
   41,665        RJR Nabisco Holdings Corp.                                              1,203,077
                 -------------------------------------------------------------------
   37,875    (a) Safeway, Inc.                                                           1,620,032
                 -------------------------------------------------------------------
    8,210        Unilever N.V., ADR                                                      1,255,104
                 -------------------------------------------------------------------   -----------
                 Total                                                                  12,712,492
                 -------------------------------------------------------------------   -----------
                 ENERGY--11.8%
                 -------------------------------------------------------------------
   11,605        Atlantic Richfield Co.                                                  1,537,663
                 -------------------------------------------------------------------
    6,800        British Petroleum Co., PLC, ADR                                           874,650
                 -------------------------------------------------------------------
   38,325        Coastal Corp.                                                           1,647,975
                 -------------------------------------------------------------------
   20,735    (a) Columbia Gas System, Inc.                                               1,259,651
                 -------------------------------------------------------------------
   13,860        Mobil Corp.                                                             1,618,155
                 -------------------------------------------------------------------
   17,200        Texaco, Inc.                                                            1,747,950
                 -------------------------------------------------------------------
   22,285        Tidewater, Inc.                                                           974,969
                 -------------------------------------------------------------------   -----------
                 Total                                                                   9,661,013
                 -------------------------------------------------------------------   -----------
                 FINANCIALS--14.2%
                 -------------------------------------------------------------------
   39,390        American Express                                                        1,851,330
                 -------------------------------------------------------------------
   14,045        CIGNA Corp.                                                             1,832,873
                 -------------------------------------------------------------------
   16,715        Citicorp                                                                1,654,785
                 -------------------------------------------------------------------
   20,405        Franklin Resources, Inc.                                                1,438,553
                 -------------------------------------------------------------------
   13,605        J.P. Morgan & Co., Inc.                                                 1,175,132
                 -------------------------------------------------------------------
   37,160    (a) Provident Cos., Inc.                                                    1,379,565
                 -------------------------------------------------------------------
   16,030        Student Loan Marketing Association                                      1,326,483
                 -------------------------------------------------------------------
   49,490        USF&G Corp.                                                               940,310
                 -------------------------------------------------------------------   -----------
                 Total                                                                  11,599,031
                 -------------------------------------------------------------------   -----------



RIMCO MONUMENT STOCK FUND
--------------------------------------------------------------------------------

 SHARES                                                                                   VALUE
---------        -------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                 HEALTHCARE--9.4%
                 -------------------------------------------------------------------
   25,905    (a) Amgen, Inc.                                                           $ 1,588,300
                 -------------------------------------------------------------------
   14,460    (a) Boston Scientific Corp.                                                   786,263
                 -------------------------------------------------------------------
   46,215        Columbia/HCA Healthcare Corp.                                           1,652,186
                 -------------------------------------------------------------------
   33,250    (a) Oxford Health Plans, Inc.                                               1,512,875
                 -------------------------------------------------------------------
   26,030        Pfizer, Inc.                                                            2,153,982
                 -------------------------------------------------------------------   -----------
                 Total                                                                   7,693,606
                 -------------------------------------------------------------------   -----------
                 TECHNOLOGY--9.7%
                 -------------------------------------------------------------------
   25,760    (a) Cisco Systems, Inc.                                                     1,593,900
                 -------------------------------------------------------------------
   13,785        Computer Associates International, Inc.                                   815,038
                 -------------------------------------------------------------------
    8,280        Lucent Technologies, Inc.                                                 389,160
                 -------------------------------------------------------------------
   24,910    (a) Newbridge Networks Corp.                                                  787,779
                 -------------------------------------------------------------------
   19,710    (a) Sun Microsystems, Inc.                                                  1,202,310
                 -------------------------------------------------------------------
   12,950    (a) 3Com Corp.                                                                875,744
                 -------------------------------------------------------------------
   13,325    (a) U.S. Robotics Corp.                                                       837,809
                 -------------------------------------------------------------------
   30,220        Xerox Corp.                                                             1,401,452
                 -------------------------------------------------------------------   -----------
                 Total                                                                   7,903,192
                 -------------------------------------------------------------------   -----------
                 UTILITIES-GAS & ELECTRIC--3.5%
                 -------------------------------------------------------------------
   27,250        FPL Group, Inc.                                                         1,253,500
                 -------------------------------------------------------------------
   59,295        Illinova Corp.                                                          1,615,789
                 -------------------------------------------------------------------   -----------
                 Total                                                                   2,869,289
                 -------------------------------------------------------------------   -----------
                 UTILITIES-TELEPHONE--5.8%
                 -------------------------------------------------------------------
   29,325        Ameritech Corp.                                                         1,605,544
                 -------------------------------------------------------------------
   55,295        GTE Corp.                                                               2,329,302
                 -------------------------------------------------------------------
   15,695        SBC Communications, Inc.                                                  763,169
                 -------------------------------------------------------------------   -----------
                 Total                                                                   4,698,015
                 -------------------------------------------------------------------   -----------
                 TOTAL COMMON STOCKS (IDENTIFIED COST $58,106,420)                     $78,311,389
                 -------------------------------------------------------------------   -----------



RIMCO MONUMENT STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
(B)REPURCHASE AGREEMENT--3.9%
------------------------------------------------------------------------------------
$3,166,000        Dean Witter Reynolds, Inc., 5.49%, dated 10/31/1996, due 11/1/1996
                  (AT AMORTIZED COST)                                                  $ 3,166,000
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST, $61,272,420)(C)                  $81,477,389
                  ------------------------------------------------------------------   -----------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $61,272,420. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $20,204,969 which is comprised of $20,565,945 appreciation and $360,976 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($81,563,460) at October 31, 1996.

The following acronyms are used throughout this portfolio:

ADR -- American Depositary Receipt
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at value (identified cost
  and tax cost $61,272,420)                                                       $81,477,389
-------------------------------------------------------------------------------
Cash                                                                                      812
-------------------------------------------------------------------------------
Income receivable                                                                     117,881
-------------------------------------------------------------------------------   -----------
     Total assets                                                                  81,596,082
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Accrued expenses                                                                  $    32,622
-------------------------------------------------------------------------------   -----------
NET ASSETS for 4,853,226 shares outstanding                                       $81,563,460
-------------------------------------------------------------------------------   -----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                                                   $48,025,398
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                                         20,204,969
-------------------------------------------------------------------------------
Accumulated net realized gain on investments                                       13,232,712
-------------------------------------------------------------------------------
Undistributed net investment income                                                   100,381
-------------------------------------------------------------------------------   -----------
     Total Net Assets                                                             $81,563,460
-------------------------------------------------------------------------------   -----------
NET ASSET VALUE and Redemption Proceeds Per Share:
($81,563,460 / 4,853,226 shares outstanding)                                           $16.81
-------------------------------------------------------------------------------   -----------
Offering Price Per Share (100/94.25 of $16.81)*                                        $17.84
-------------------------------------------------------------------------------   -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)



RIMCO MONUMENT STOCK FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $   80,458
---------------------------------------------------------------------------------
Dividends                                                                               833,228
---------------------------------------------------------------------------------    ----------
     Total income                                                                       913,686
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $304,181
----------------------------------------------------------------------
Administrative personnel and services fee                                  52,938
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   20,431
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     706
----------------------------------------------------------------------
Auditing fees                                                               7,562
----------------------------------------------------------------------
Legal fees                                                                  2,017
----------------------------------------------------------------------
Portfolio accounting fees                                                  25,051
----------------------------------------------------------------------
Share registration costs                                                    7,787
----------------------------------------------------------------------
Printing and postage                                                        6,554
----------------------------------------------------------------------
Insurance premiums                                                          2,521
----------------------------------------------------------------------
Miscellaneous                                                               7,180
----------------------------------------------------------------------   --------
     Total expenses                                                       436,928
----------------------------------------------------------------------
  Waiver of investment advisory fee                                       (48,669)
----------------------------------------------------------------------   --------
     Net expenses                                                                       388,259
---------------------------------------------------------------------------------    ----------
          Net investment income                                                         525,427
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                      4,141,198
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                    621,943
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                  4,763,141
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $5,288,568
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                     ENDED
                                                                  (UNAUDITED)           YEAR ENDED
                                                                OCTOBER 31, 1996      APRIL 30, 1996
                                                                ----------------      --------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                             $    525,427         $    989,355
-------------------------------------------------------------
Net realized gain on investments ($4,141,199 and $12,721,408
respectively, as computed for federal tax purposes)                  4,141,198           12,753,787
-------------------------------------------------------------
Net change in unrealized appreciation of investments                   621,943            8,924,816
-------------------------------------------------------------   --------------        -------------
    Change in net assets resulting from operations                   5,288,568           22,667,958
-------------------------------------------------------------   --------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income                              (486,747)            (984,777)
-------------------------------------------------------------
Distributions from net realized gains                                       --           (4,555,282)
-------------------------------------------------------------   --------------        -------------
    Change in net assets resulting from distributions to
    shareholders                                                      (486,747)          (5,540,059)
-------------------------------------------------------------   --------------        -------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                         8,209,293           18,698,038
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                              162,319            2,382,006
-------------------------------------------------------------
Cost of shares redeemed                                            (16,407,324)         (19,429,239)
-------------------------------------------------------------   --------------        -------------
    Change in net assets resulting from share transactions          (8,035,712)           1,650,805
-------------------------------------------------------------   --------------        -------------
         Change in net assets                                       (3,233,891)          18,778,704
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                 84,797,351           66,018,647
-------------------------------------------------------------   --------------        -------------
End of period (including undistributed net investment income
of $100,381 and $61,701, respectively)                            $ 81,563,460         $ 84,797,351
-------------------------------------------------------------   --------------        -------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     SIX MONTHS
                                                        ENDED
                                                     (UNAUDITED)
                                                     OCTOBER 31,            YEAR ENDED APRIL 30,
                                                     -----------    -------------------------------------
                                                        1996         1996      1995      1994     1993(A)
                                                     -----------    ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 15.84      $12.69    $11.89    $10.46    $10.00
----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------
  Net Investment income                                   0.10        0.18      0.20      0.16      0.21
----------------------------------------------------
  Net realized and unrealized gain on investments         0.97        4.00      1.39      1.44      0.46
----------------------------------------------------  --------      ------    ------    ------    -------
  Total from investment operations                        1.07        4.18      1.59      1.60      0.67
----------------------------------------------------  --------      ------    ------    ------    -------
LESS DISTRIBUTIONS
----------------------------------------------------
  Distributions from net investment income               (0.10)      (0.18)    (0.19)    (0.16)    (0.21)
----------------------------------------------------
  Distributions from net realized gains                     --       (0.85)    (0.60)    (0.01)       --
----------------------------------------------------  --------      ------    ------    ------    ------
  Total distributions                                    (0.10)      (1.03)    (0.79)    (0.17)    (0.21)
----------------------------------------------------  --------      ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD                         $ 16.81      $15.84    $12.69    $11.89    $10.46
----------------------------------------------------  --------      ------    ------    ------    ------
TOTAL RETURN (B)                                          6.76%      33.73%    14.16%    15.28%     6.35%
----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------
  Expenses                                                0.96%(c)    0.96%     0.98%     1.00%     0.69%(c)
----------------------------------------------------
  Net investment income                                   1.30%(c)    1.26%     1.66%     1.36%     2.18%(c)
----------------------------------------------------
  Expense waiver/reimbursement (d)                        0.12%(c)    0.12%     0.14%     0.20%     0.47%(c)
----------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------
  Net assets, end of period (000 omitted)              $81,563      $84,797   $66,019   $58,597   $37,539
----------------------------------------------------
  Average commission rate paid                         $0.0668      $0.0687       --        --        --
----------------------------------------------------
  Portfolio turnover                                        27%         81%       46%       89%       92%
----------------------------------------------------


(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--89.6%
------------------------------------------------------------------------------------
                  BASIC MATERIALS--4.6%
                  ------------------------------------------------------------------
    11,040        Brush Wellman, Inc.                                                  $   208,380
                  ------------------------------------------------------------------
    15,595        Calgon Carbon Corp.                                                      155,950
                  ------------------------------------------------------------------
    14,200        Elcor Corp.                                                              273,350
                  ------------------------------------------------------------------
     5,575        Medusa Corp.                                                             183,278
                  ------------------------------------------------------------------
     6,755        Mississippi Chemical Corp.                                               169,719
                  ------------------------------------------------------------------   -----------
                  Total                                                                    990,677
                  ------------------------------------------------------------------   -----------
                  CAPITAL GOODS--4.1%
                  ------------------------------------------------------------------
     9,810    (a) Cable Design Technologies                                                255,060
                  ------------------------------------------------------------------
     9,445    (a) Exide Electronics Group, Inc.                                            115,701
                  ------------------------------------------------------------------
    17,570        JLG Industries, Inc.                                                     263,550
                  ------------------------------------------------------------------
    15,175    (a) Trident International, Inc.                                              254,181
                  ------------------------------------------------------------------   -----------
                  Total                                                                    888,492
                  ------------------------------------------------------------------   -----------
                  CONSUMER CYCLICAL--11.3%
                  ------------------------------------------------------------------
    10,065        Claire's Stores, Inc.                                                    171,105
                  ------------------------------------------------------------------
    13,432        Comair Holdings, Inc.                                                    270,319
                  ------------------------------------------------------------------
     8,425    (a) Discount Auto Parts, Inc.                                                183,244
                  ------------------------------------------------------------------
     7,845    (a) Donna Karan International, Inc.                                          145,132
                  ------------------------------------------------------------------
    30,965    (a) Garden Ridge Corp.                                                       298,038
                  ------------------------------------------------------------------
     6,135    (a) General Nutrition Cos., Inc.                                             111,964
                  ------------------------------------------------------------------
     3,835    (a) Nine West Group, Inc.                                                    191,271
                  ------------------------------------------------------------------
    17,692    (a) PC Service Source, Inc.                                                  128,267
                  ------------------------------------------------------------------
    19,057        Pier 1 Imports, Inc.                                                     266,798
                  ------------------------------------------------------------------
    14,130    (a) REX Stores Corp.                                                         134,235
                  ------------------------------------------------------------------



RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  CONSUMER CYCLICAL--CONTINUED
                  ------------------------------------------------------------------
    26,155    (a) Sports & Recreation, Inc.                                            $   225,587
                  ------------------------------------------------------------------
     5,600    (a) Sunglass Hut International, Inc.                                          49,700
                  ------------------------------------------------------------------
     5,160    (a) Tommy Hilfiger Corp.                                                     268,320
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,443,980
                  ------------------------------------------------------------------   -----------
                  CONSUMER SERVICES--15.3%
                  ------------------------------------------------------------------
    10,460    (a) Carmike Cinemas, Inc.                                                    248,425
                  ------------------------------------------------------------------
     8,226    (a) HA-LO Industries, Inc.                                                   255,006
                  ------------------------------------------------------------------
    12,952    (a) La Quinta Inns, Inc.                                                     259,040
                  ------------------------------------------------------------------
    23,425    (a) Longhorn Steaks, Inc.                                                    374,800
                  ------------------------------------------------------------------
    23,355    (a) National Education Corp.                                                 379,519
                  ------------------------------------------------------------------
     9,517        Olsten Corp.                                                             190,340
                  ------------------------------------------------------------------
     3,365    (a) Scholastic Corp.                                                         246,486
                  ------------------------------------------------------------------
     6,735    (a) Scientific Games Holdings Corp.                                          152,379
                  ------------------------------------------------------------------
    21,415    (a) Silicon Gaming, Inc.                                                     305,164
                  ------------------------------------------------------------------
    14,484    (a) Source Services Corp.                                                    242,607
                  ------------------------------------------------------------------
     7,800        TCA Cable TV, Inc.                                                       208,650
                  ------------------------------------------------------------------
    15,810    (a) Wackenhut Corrections Corp.                                              292,485
                  ------------------------------------------------------------------
     9,685    (a) York Group, Inc.                                                         162,224
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,317,125
                  ------------------------------------------------------------------   -----------
                  CONSUMER STAPLES--2.0%
                  ------------------------------------------------------------------
    31,305    (a) Cott Corp                                                                223,048
                  ------------------------------------------------------------------
     7,665    (a) Mondavi Robert Corp.                                                     218,453
                  ------------------------------------------------------------------   -----------
                  Total                                                                    441,501
                  ------------------------------------------------------------------   -----------
                  ENERGY--8.3%
                  ------------------------------------------------------------------
     9,245    (a) BJ Services Company                                                      414,869
                  ------------------------------------------------------------------
    12,520    (a) Petroleum Goe-Services, ADR                                              428,810
                  ------------------------------------------------------------------



RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
    19,545    (a) Pride Petroleum Services, Inc.                                       $   342,038
                  ------------------------------------------------------------------
    18,835    (a) Rowan Companies, Inc.                                                    421,433
                  ------------------------------------------------------------------
     4,280        Tidewater, Inc.                                                          187,250
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,794,400
                  ------------------------------------------------------------------   -----------
                  FINANCIAL--17.1%
                  ------------------------------------------------------------------
    15,635        Amresco, Inc.                                                            330,289
                  ------------------------------------------------------------------
    11,840        Astoria Financial Corp.                                                  418,840
                  ------------------------------------------------------------------
    20,960    (a) Dime Bancorp, Inc.                                                       311,780
                  ------------------------------------------------------------------
    12,061        HUBCO, Inc.                                                              259,318
                  ------------------------------------------------------------------
     8,860    (a) IMC Mortgage Co.                                                         332,250
                  ------------------------------------------------------------------
    17,465        Money Store, Inc.                                                        449,724
                  ------------------------------------------------------------------
    16,155    (a) Olympic Financial Ltd.                                                   256,461
                  ------------------------------------------------------------------
     5,505        PMI Group, Inc.                                                          314,473
                  ------------------------------------------------------------------
     3,795        Reliastar Financial Corp.                                                201,135
                  ------------------------------------------------------------------
    11,225        Sirrom Capital Corp.                                                     409,713
                  ------------------------------------------------------------------
     5,191        Union Planters Corp.                                                     180,387
                  ------------------------------------------------------------------
     9,255        Vesta Insurance Group, Inc.                                              237,159
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,701,529
                  ------------------------------------------------------------------   -----------
                  HEALTH CARE--13.1%
                  ------------------------------------------------------------------
    29,160    (a) Advance ParadigM, Inc.                                                   236,925
                  ------------------------------------------------------------------
    12,515        Bergen Brunswig Corp.                                                    392,658
                  ------------------------------------------------------------------
     8,287        Life Technologies, Inc.                                                  192,673
                  ------------------------------------------------------------------
     7,590    (a) Lincare Holdings, Inc.                                                   284,625
                  ------------------------------------------------------------------
    12,690    (a) Multicare Companies, Inc.                                                228,420
                  ------------------------------------------------------------------
    18,305    (a) NABI, Inc.                                                               169,321
                  ------------------------------------------------------------------



RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  HEALTH CARE--CONTINUED
                  ------------------------------------------------------------------
    10,065    (a) Sofamor Danek Group, Inc.                                            $   276,788
                  ------------------------------------------------------------------
     9,980    (a) Steris Corp.                                                             376,745
                  ------------------------------------------------------------------
    17,640    (a) TheraTx, Inc.                                                            176,400
                  ------------------------------------------------------------------
    11,540    (a) Wellpoint Health Networks, Inc.                                          343,315
                  ------------------------------------------------------------------
     5,625    (a) Xomed Surgical Products, Inc.                                            145,547
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,823,417
                  ------------------------------------------------------------------   -----------
                  TECHNOLOGY--10.9%
                  ------------------------------------------------------------------
    21,780    (a) CHS Electronics, Inc.                                                    239,580
                  ------------------------------------------------------------------
    11,215    (a) Cadence Design Systems, Inc.                                             409,347
                  ------------------------------------------------------------------
    32,190    (a) Compucom System, Inc.                                                    313,852
                  ------------------------------------------------------------------
     4,265    (a) Computer Horizons Corp.                                                  132,215
                  ------------------------------------------------------------------
    16,565    (a) Computervision Corp.                                                     149,085
                  ------------------------------------------------------------------
     3,800    (a) Electronics for Imaging, Inc.                                            273,600
                  ------------------------------------------------------------------
     4,015    (a) PictureTel Corp.                                                         108,405
                  ------------------------------------------------------------------
    12,158    (a) Pinnacle Systems, Inc.                                                   132,218
                  ------------------------------------------------------------------
     7,345    (a) Sawtek, Inc.                                                             222,186
                  ------------------------------------------------------------------
    14,250    (a) Tech Data Corp.                                                          366,938
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,347,426
                  ------------------------------------------------------------------   -----------
                  UTILITIES-GAS & ELECTRIC--1.3%
                  ------------------------------------------------------------------
    11,151        TNP Enterprises, Inc.                                                    288,532
                  ------------------------------------------------------------------   -----------
                  UTILITIES-TELEPHONE--1.6%
                  ------------------------------------------------------------------
    11,020    (a) LCI International, Inc.                                                  351,263
                  ------------------------------------------------------------------   -----------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $16,525,006)                     19,388,342
                  ------------------------------------------------------------------   -----------



RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
(B)REPURCHASE AGREEMENT--10.4%
------------------------------------------------------------------------------------
$2,260,000        Dean Witter Reynolds, Inc. 5.49%, dated 10/31/1996, due 11/1/1996
                  (AT AMORTIZED COST)                                                  $ 2,260,000
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $18,785,006)(C)                   $21,648,342
                  ------------------------------------------------------------------   -----------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $18,785,006. The net unrealized appreciation of investments on a federal tax basis amounts to $2,863,336 which is comprised of $4,238,783 appreciation and $1,375,447 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($21,630,827) at October 31, 1996.

The following acronym is used throughout this portfolio:

ADR -- American Depository Receipt

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------
Investments in repurchase agreements                                  $ 2,260,000
-------------------------------------------------------------------
Investments in securities                                              19,388,342
-------------------------------------------------------------------   -----------
     Total investments, at value (identified and tax cost $18,785,006)               $21,648,342
---------------------------------------------------------------------------------
Cash                                                                                         942
---------------------------------------------------------------------------------
Income receivable                                                                          9,265
---------------------------------------------------------------------------------
Deferred expenses                                                                          3,137
---------------------------------------------------------------------------------    -----------
     Total assets                                                                     21,661,686
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Accrued expenses                                                                          30,859
---------------------------------------------------------------------------------    -----------
Net Assets for 1,585,127 shares outstanding                                          $21,630,827
---------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                                                      $17,431,112
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             2,863,336
---------------------------------------------------------------------------------
Accumulated net realized gain on investments                                           1,336,379
---------------------------------------------------------------------------------    -----------
     Total Net Assets                                                                $21,630,827
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE and Redemption Proceeds Per Share:
($21,630,827 / 1,585,127 shares outstanding)                                              $13.65
---------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/94.25 of $13.65)*                                           $14.48
---------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
Dividends                                                                           $    53,371
--------------------------------------------------------------------------------
Interest                                                                                 39,728
--------------------------------------------------------------------------------    -----------
     Total investment income                                                             93,099
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                 $ 82,947
---------------------------------------------------------------------
Administrative personnel and services fee                                 25,183
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  11,922
---------------------------------------------------------------------
Directors'/Trustees' fees                                                    560
---------------------------------------------------------------------
Auditing fees                                                              6,412
---------------------------------------------------------------------
Legal fees                                                                 1,773
---------------------------------------------------------------------
Portfolio accounting fees                                                 25,666
---------------------------------------------------------------------
Share registration costs                                                   6,791
---------------------------------------------------------------------
Printing and postage                                                       4,467
---------------------------------------------------------------------
Insurance premiums                                                         1,843
---------------------------------------------------------------------
Miscellaneous                                                              3,499
---------------------------------------------------------------------   --------
     Total expenses                                                      171,063
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (55,077)
---------------------------------------------------------------------   --------
     Net expenses                                                                       115,986
--------------------------------------------------------------------------------    -----------
          Net operating loss                                                            (22,887)
--------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized gain on investments                                                        556,694
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                 (1,247,022)
--------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments                                   (690,328)
--------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                            $  (713,215)
--------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)          YEAR ENDED
                                                           OCTOBER 31, 1996     APRIL 30, 1996
                                                           ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net operating loss                                           $    (22,887)       $    (19,299)
--------------------------------------------------------
Net realized gain (loss) on investments ($556,694 and
$1,248,100, respectively, as computed for federal tax
purposes)                                                         556,694           1,243,022
--------------------------------------------------------
Net change in unrealized appreciation (depreciation)           (1,247,022)          3,821,076
--------------------------------------------------------   --------------       -------------
     Change in net assets resulting from operations              (713,215)          5,044,799
--------------------------------------------------------   --------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income                               --             (11,338)
--------------------------------------------------------
Distributions from net realized gains                                  --            (431,812)
--------------------------------------------------------   --------------       -------------
     Change in net assets resulting from distributions
     to shareholders                                                   --            (443,150)
--------------------------------------------------------   --------------       -------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                    4,493,937          11,178,111
--------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                      --              10,491
--------------------------------------------------------
Cost of shares redeemed                                        (1,439,276)         (4,110,287)
--------------------------------------------------------   --------------       -------------
     Change in net assets resulting from share
       transactions                                             3,054,661           7,078,315
--------------------------------------------------------   --------------       -------------
          Change in net assets                                  2,341,446          11,679,964
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                            19,289,381           7,609,417
--------------------------------------------------------   --------------       -------------
End of period                                                $ 21,630,827        $ 19,289,381
--------------------------------------------------------   --------------       -------------


(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)       YEAR ENDED APRIL
                                                             OCTOBER 31,              30,
                                                             -----------      -------------------
                                                                1996           1996       1995(A)
                                                             -----------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 14.10        $10.43      $10.00
----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------
  Net investment income (operating loss)                         (0.02)        (0.02)       0.02
----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments         (0.43)         4.05        0.41
----------------------------------------------------------    --------        ------      ------
  Total from investment operations                               (0.45)         4.03        0.43
----------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------
  Distributions from net investment income                          --         (0.01)         --
----------------------------------------------------------
  Distributions from net realized gain on investments               --         (0.35)         --
----------------------------------------------------------    --------        ------      ------
  Total distributions                                               --         (0.36)         --
----------------------------------------------------------    --------        ------      ------
NET ASSET VALUE, END OF PERIOD                                 $ 13.65        $14.10      $10.43
----------------------------------------------------------    --------        ------      ------
TOTAL RETURN (B)                                                 (3.19%)       39.43%       4.30%
----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------
  Expenses                                                        1.12% (c)     1.14%       1.66%(c)
----------------------------------------------------------
  Net investment income (operating loss)                         (0.22%)(c)    (0.13%)      0.98%(c)
----------------------------------------------------------
  Expense waiver/reimbursement (d)                                0.53% (c)     0.80%       1.54%(c)
----------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------
  Net assets, end of period (000 omitted)                      $21,631        $19,289     $7,609
----------------------------------------------------------
  Average commission rate paid                                 $0.0600        $0.0650         --
----------------------------------------------------------
  Portfolio turnover                                                28%           70%          8%
----------------------------------------------------------


(a) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


RIMCO MONUMENT FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

RIMCO Monument Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

---------------------------------------------------------------------------------------------

               PORTFOLIO NAME                               INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------------
  RIMCO Monument U.S. Treasury Money Market     To provide current income consistent with
  Fund ("Treasury Fund")                        stability of principal and liquidity.
---------------------------------------------------------------------------------------------
  RIMCO Monument Prime Money Market Fund        To provide current income consistent with
  ("Prime Fund")                                stability of principal and liquidity.
---------------------------------------------------------------------------------------------
  RIMCO Monument Bond Fund
  ("Bond Fund")                                 To achieve current income.
---------------------------------------------------------------------------------------------
  RIMCO Monument Stock Fund
  ("Stock Fund")                                To provide growth of capital and income.
---------------------------------------------------------------------------------------------
  RIMCO Monument Small Capitalization Equity
  Fund ("Small Capitalization Fund")            To provide long-term capital appreciation.
---------------------------------------------------------------------------------------------


Prime Fund offers two classes of shares: Class A Shares and Class B Shares. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities (and investments in closed-end investment companies) are valued at the last sale price reported on a national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value.


RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1996, the Prime Fund and Bond Fund, for federal tax purposes, had a capital loss carryforward of $857,393 and $3,106,007, respectively, which will reduce each Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Prime Fund and Bond Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of the Prime Fund will expire 2002 ($836,919) and 2003 ($20,474). The capital loss carryforward of the Bond Fund will expire 2003 ($3,106,007).

     Additionally, a net capital loss of $15,718 for the Prime Fund, attributable to security transactions incurred after October 31, 1995, are treated as arising on May 1, 1996, the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred


RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

     and are being amortized over a period not to exceed five years from each Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                                TREASURY FUND
                                                                                        -----------------------------
                                                                                         SIX MONTHS
                                                                                           ENDED          YEAR ENDED
                                                                                        OCTOBER 31,       APRIL 30,
                                                                                            1996             1996
------------------------------------------------------------------------------------    ------------     ------------
Shares sold                                                                              153,671,562      436,204,901
------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                           289,730          773,387
------------------------------------------------------------------------------------
Shares redeemed                                                                         (110,607,554)    (410,963,751)
------------------------------------------------------------------------------------     -----------      -----------
  Net change resulting from share transactions                                            43,353,738       26,014,537
------------------------------------------------------------------------------------     -----------      -----------

                                                                                                 PRIME FUND
                                                                                        -----------------------------
                                                                                         SIX MONTHS
                                                                                           ENDED          YEAR ENDED
                                                                                        OCTOBER 31,       APRIL 30,
                                   CLASS A SHARES                                           1996             1996
------------------------------------------------------------------------------------    ------------     ------------
Shares sold                                                                              521,649,939      993,934,310
------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         2,425,937        3,827,511
------------------------------------------------------------------------------------
Shares redeemed                                                                         (573,560,121)    (913,943,749)
------------------------------------------------------------------------------------     -----------      -----------
  Net change resulting from Class A Shares transactions                                  (49,484,245)      83,818,072
------------------------------------------------------------------------------------     -----------      -----------



RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

                                                                                              PRIME FUND
                                                                                    -------------------------------
                                                                                     SIX MONTHS
                                                                                       ENDED           YEAR ENDED
                                                                                    OCTOBER 31,        APRIL 30,
                                 CLASS B SHARES                                         1996             1996*
--------------------------------------------------------------------------------    ------------     --------------
Shares sold                                                                          13,690,251            10,100
-------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                            3                 2
-------------------------------------------------------------------------------
Shares redeemed                                                                      (7,500,103)               --
-------------------------------------------------------------------------------     -----------       -----------
  Net change resulting from Class B Shares transactions                               6,190,151            10,102
-------------------------------------------------------------------------------     -----------       -----------
    Net change resulting from share transactions                                    (43,294,094)       83,828,174
-------------------------------------------------------------------------------     -----------       -----------

                                                                                                           SMALL
                                                    BOND FUND                 STOCK FUND            CAPITALIZATION FUND
                                             -----------------------   ------------------------   -----------------------
                                                 SIX                       SIX                        SIX
                                               MONTHS        YEAR        MONTHS         YEAR        MONTHS        YEAR
                                                ENDED        ENDED        ENDED        ENDED         ENDED        ENDED
                                             OCTOBER 31,   APRIL 30,   OCTOBER 31,   APRIL 30,    OCTOBER 31,   APRIL 30,
                                                1996         1996         1996          1996         1996         1996
-------------------------------------------  -----------   ---------   -----------   ----------   -----------   ---------
Shares sold                                      21,158    1,124,984      512,303     1,281,444      322,162     975,448
------------------------------------------
Shares issued to shareholders in payment of
distributions declared                          284,652      52,178        10,054       162,712           --         889
------------------------------------------
Shares redeemed                              (2,336,793)   (803,997)   (1,022,239)   (1,293,310)    (104,893)   (338,047)
------------------------------------------   ----------    --------    ----------     ---------     --------    --------
  Net change resulting from share
  transactions                               (2,030,983)    373,165      (499,882)      150,846      217,269     638,290
------------------------------------------   ----------    --------    ----------     ---------     --------    --------


* For the period from December 12, 1995 (date of initial public investment) to April 30, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Riggs Investment Management Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                                                                         ANNUAL
                                      FUND                                RATE
            ---------------------------------------------------------    ------
            Treasury Fund                                                0.50%
            ---------------------------------------------------------
            Prime Fund                                                   0.50%
            ---------------------------------------------------------
            Bond Fund                                                    0.75%
            ---------------------------------------------------------
            Stock Fund                                                   0.75%
            ---------------------------------------------------------
            Small Capitalization Fund                                    0.80%
            ---------------------------------------------------------



RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEES--Prime Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, Prime Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of Class B Shares of the Prime Fund to finance activities intended to result in the sale of the Prime Fund's Class B Shares. The Plan provides that the Prime Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Class B Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Riggs National Bank is the Trust's custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.
ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the six months ended October 31, 1996, the following amounts were paid pursuant to this agreement:

                                                                              ORGANIZATIONAL
                                                                                 EXPENSES
                                                                               PAID FOR THE
                                                            ORGANIZATIONAL   SIX MONTHS ENDED
                 FUND                     EFFECTIVE DATE       EXPENSES      OCTOBER 31, 1996
---------------------------------------  ----------------   --------------   ----------------
Treasury Fund                             July 30, 1991        $ 50,507           $1,254
---------------------------------------
Bond Fund                                 July 30, 1991          29,704            2,475
---------------------------------------
Stock Fund                                July 30, 1991          30,877            2,573
---------------------------------------
Small Capitalization Fund                February 6, 1995        22,693              756
---------------------------------------


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, for the six months ended October 31, 1996, were as follows:

                              FUND                                   PURCHASES         SALES
-----------------------------------------------------------------   -----------     -----------
Bond Fund                                                           $29,462,760     $46,146,746
-----------------------------------------------------------------   -----------     -----------
Stock Fund                                                          $21,294,181     $29,652,847
-----------------------------------------------------------------   -----------     -----------
Small Capitalization Fund                                           $ 8,592,647     $ 5,994,710
-----------------------------------------------------------------   -----------     -----------

TRUSTEES                                         OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                  John F. Donahue
Thomas G. Bigley                                 Chairman
John T. Conroy, Jr.                              Edward C. Gonzales
William J. Copeland                              President and Treasurer
James E. Dowd                                    J. Christopher Donahue
Lawrence D. Ellis, M.D.                          Executive Vice President
Edward L. Flaherty, Jr.                          John W. McGonigle
Edward C. Gonzales                               Executive Vice President, and Secretary
Peter E. Madden                                  Jeffrey W. Sterling
Gregor F. Meyer                                  Vice President and Assistant Treasurer
John E. Murray, Jr.                              Richard B. Fisher
Wesley W. Posvar                                 Vice President
Marjorie P. Smuts                                Jay S. Neuman
                                                 Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the
Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objective and policies, management fees, expenses and other information.